Balance Sheet Accounts (Schedule of Other Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Capitalized project costs	$ 4,481	$ 2,735
Security deposits	545	589
Deferred tax assets	232	204
Other	2,029	279
Other assets	$ 7,287	$ 3,807